LEASE LIABILITY	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has lease agreements for its warehouse space in Kelowna, British Columbia and for vehicles used in the development of prototypes (Note 7).

The continuity of the lease liability for years ended December 31, 2023 and 2022 is as follows:

Lease liability	Warehouse	Vehicles	Total
Lease liability, December 31, 2020	$31,418	$117,831	$149,249
Additions	199,466	43,491	242,957
Lease payments	(84,353)	(31,769)	(116,122)
Lease interest	6,757	4,872	11,629
Lease liability, December 31, 2021	$153,288	$134,425	$287,713
Disposals	-	(40,686)	(40,686)
Lease payments	(77,835)	(32,668)	(110,503)
Lease interest	6,357	3,836	10,193
Lease liability, December 31, 2022	$81,810	$64,907	$146,717
Lease payments	(67,794)	(65,845)	(133,639)
Lease interest	2,620	938	3,558
Lease liability, December 31, 2023	$16,636	$-	$16,636
Current portion	$16,636	$-	$16,636
Long-term portion	-	-	-
	$16,636	$-	$16,636

During the year ended December 31, 2023, the Company paid a total of $61,421 to buy out its remaining vehicle leases, which is included in the lease payments above. The difference between the lease liability and the buy out price was $196, which is included in lease interest above.